Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
Note 8 — Debt
2018 and 2019 Credit Facilities
During 2018, the Company entered a revolving credit agreement, a term loan and a delayed draw term loan (“DDTL”) credit agreement, which collectively make up the “2018 Credit Facilities”, to support its operations, cash requirements and acquisition growth strategy. During 2019, the Company entered into the second and third amendments to the 2018 Credit Facilities. Under the credit agreement, the Company is subject to various financial covenants, including quarterly fixed-charge coverage ratio; total leverage ratio; and minimum earnings before interest, taxes, depreciation, and amortization (“EBITDA”). The credit facility also includes a capital expenditure limit of $3,100 for the year ended December 31, 2020. As of December 31, 2020, the Company was in compliance with all covenant requirements. The 2018 DDTL had unused capacity of $510 December 31, 2020 and was fully repaid as of September 30, 2021.
2020 Credit Facilities
On July 27, 2020, the Company entered into a $34,500 secured, unsubordinated credit facility with a financial institution, consisting of a $19,500 term loan and a $15,000 delayed draw term loan, with a maturity of July 27, 2026. At closing, $19,500 was funded and along with cash on the Company’s balance sheet, used to finance the acquisition of Incodema and Newchem. The term loan credit facility resulted in issuance costs of $520, which were capitalized. The loan is secured by pledged equity interests and the assets of the Company, including, but not limited to, cash and deposits, inventory, property, plant, and equipment, and intangible assets. Under the agreements, the Company is subject to various financial covenants, including a fixed charge coverage ratio and total net leverage ratio, and required to make quarterly principal installments commencing on

September 30, 2020 and March 31, 2021 through the end of the term in the amounts of $50 and $100 for the term loan and delayed draw term loan, respectively. Commencing with the year ending December 31, 2021, mandatory prepayments are required from the Company’s Excess Cash Flow, as defined by the Credit Agreement. Borrowing under the Term Loan Facility is in U.S. Dollars and bears interest at a variable interest rate based on LIBOR plus a net leverage-based margin, which was 7.738% per annum as of December 31, 2020.
On December 16, 2020, the Company entered into the first amendment to the 2020 Credit Facility. Pursuant to the amendment, the availability on the delayed draw term loan was increased to $40,500. The Company is charged a Commitment Fee of 0.5% for the initial six month period and 1.0% following the six month period on the unused portion of the delayed draw term loan. The amendment resulted in issuance costs of $692 of which $660 were capitalized and $32 were expensed. Borrowings on the delayed draw term loan amount were not drawn until acquisitions of Dahlquist, Mark Two, and Majestic Metals beginning mid-December.
The 2020 DDTL was fully drawn as of December 31, 2020 and was repaid as of September 30, 2021.
2021 Term Loan
On April 30, 2021, the Company completed a financing transaction whereby it issued a $172,000 term loan due April 2022 (the “2021 Term Loan”) in order to finance the acquisitions of Centex, Laser, Micropulse West, and PPC, as well as to refinance the Company’s existing debt. The 2021 Term Loan is due for repayment on April 29, 2022. As discussed further in Notes 1 and 15, on July 9, 2021 the Company entered into an agreement to refinance the 2021 Term Loan on a permanent basis, subject to certain conditions. As of September 30, 2021, the Company was in compliance with all 2021 Term Loan covenants. See Notes 1 and 15 for further information.
Paycheck Protection Program Loan
During the year ended December 31, 2020, the Company received a Paycheck Protection Program (“PPP”) loan in the amount of $1,624 through the Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act.
In April 2021, the Company’s PPP loan was forgiven in full by the SBA and the Company recorded a gain of $1,624 which was recorded to other income on the Company’s Unaudited Condensed Consolidated Statement of Comprehensive Loss for the nine months ended September 30, 2021.

The Company’s debt as of September 30, 2021 and December 31, 2020 is as follows (in thousands):

	As of September 30, 2021		As of December 31, 2020
Debt Description	Interest Rate	Amount	Interest Rate	Amount
2018 Term Loan, as amended		$—	7.75%	$29,700
2018 DDTL		—	7.75%	2,990
2020 Term Loan		—	3 month LIBOR + 7.50%	19,401
2020 DDTL		—	3 month LIBOR + 7.50%	40,500
2021 Term Loan	3 month LIBOR + 3.5%	172,000		—

Total principal debt		172,000		92,591
Debt issuance costs		(1,743)		(1,867)
PPP and other loans		—		2,615

Total debt, net		170,257		93,339
Less: current portion of long-term debt		—		2,853
Less: current 2021 Term Loan		172,000		—
Less: current portion of debt issuance costs		(1,743)		—

Long-term debt, net of current portion		$—		$90,486
The balance of the above debt matures as follows:

2021	$—
2022	172,000
Thereafter	—

Total	$172,000
Interest on all debt is payable quarterly, with the unpaid amount due upon maturity. Interest expense associated with long-term debt for the nine months ended September 30, 2021 and September 30, 2020 was $8,800 and $2,335, respectively. Included in interest expense, net on the accompanying Unaudited Condensed Consolidated Statements of Comprehensive Loss is amortization of debt issuance costs of $1,342 and $153 that were expensed for the nine months ended September 30, 2021 and September 30, 2020, respectively.
New Credit Agreement
On July 9, 2021, the Company entered into a financing transaction, which included a $50,000 revolving credit facility and $125,000 term loan, which will be funded at a later date assuming certain subsequent conditions are met including the closing of the SPAC Transaction noted above. The loans made under the New Credit Agreement will mature in 2026. Funding of loans under the New Credit Agreement is conditioned upon completing the SPAC Transaction noted above before April 9, 2022. In addition, funding of the loans under the New Credit Agreement is further conditioned on the cash proceeds of the SPAC Transaction being in excess of $313 million, or a lesser amount if mutually agreed. The Company expects that the proceeds from the SPAC Transaction will be less than $313,000, however the Company and Altimar have mutually agreed that the New Credit Agreement will be funded despite the cash proceeds being less than $313,000.

The revolving credit facility under the New Credit Agreement will be available for working capital and other general corporate purposes and will include a letter of credit sub-facility
of up to $5 million. The New Credit Agreement will also include an uncommitted incremental facility, which, subject to certain conditions, will provide for additional term loan facilities, an increase in commitments under the New Credit Agreement and/or an increase in commitments under the revolving credit facility, in an aggregate amount of up to $100,000. See Going concern section of Note 1 for additional information.

Note 8 — Long-Term Debt
2018 and 2019 Credit Facilities
On August 31, 2018, the Company entered into a revolving credit agreement with a bank permitting aggregate borrowings of up to $1,500 pursuant to a secured, unsubordinated revolving credit facility with a maturity date of August 31, 2023. The revolving credit facility supports our operations and cash requirements. Under the agreement, the Company is subject to certain covenants, as discussed below. A commitment fee of 0.5% per annum is charged on the unused commitments. Borrowings under the revolving credit facility are available in U.S. Dollars and bear interest at a variable interest rate based on LIBOR plus a senior net leverage-based margin, which were 7.75% and 8.30% per annum as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were no outstanding borrowings on the revolving credit facility.
On August 31, 2018, the Company entered into a $15,000 term loan and a $10,000 delayed draw term loan credit agreement with a bank that provided a secured, unsubordinated term loan credit facility with a maturity of August 23, 2023. The loan is secured by pledged equity interests and the assets of the Company, including, but not limited to, cash and deposits, inventory, property, plant, and equipment, and intangible assets. The term loans support our acquisition growth strategy. Under the agreements, the Company is subject to certain covenants, as discussed below, and required to make quarterly principal installments through the end of the term. A draw down fee of 1% is charged on the delayed draw term loan. Borrowing under the term loan facility is in U.S. Dollars and bears interest at a variable interest rate based on LIBOR plus a senior net leverage-based margin, which were 7.75% and 8.30% per annum as of December 31, 2020 and 2019, respectively. The term loan credit facility resulted in issuance costs of which $390 were capitalized. The term loan credit facility combined with the revolving credit facility make up the “2018 Credit Facilities.”

On September 23, 2019, the Company entered into the second amendment to the 2018 Credit Facilities. Pursuant to the amendment, Fathom, acquired at the same time as the amendment, became a borrower under the credit agreement, and the total commitment on the delayed draw term loan was reduced from $10,000 to $8,500
On December 2, 2019, the Company entered into the third amendment to the 2018 Credit Facilities. Pursuant to the amendment, an additional $15,000 term loan was issued as part of financing for the ICOMold acquisition as described in Note 3. The amendment also established ICOMold as a borrower under the credit agreement, reduced the total commitment on the delayed draw term loan, reduced the original term loan principal, and resulted in additional issuance costs of $461 of which $344 was capitalized and $117 were expensed.
On May 31, 2020, the total commitment on the Delayed Draw Term Loan (“DDTL”) was reduced to $3,500. As per the agreement, the total commitment amount was to be reduced by any remaining unused commitment in excess of $3,500 on this date. Availability of advances from the delayed draw term loan expired on February 26, 2021.
On August 18, 2020, the Company drew $2,000 on the delayed draw term loan as part of financing for the GPI acquisition as described in Note 3.
The credit agreement requires annual mandatory prepayments based on a percentage of the Company’s excess cash flow defined by the credit agreement. As of December 31, 2020 and 2019, no additional prepayment was required related to the excess cash flow.
Under the credit agreement, the Company is subject to various financial covenants, including quarterly fixed-charge coverage ratio; total leverage ratio; and minimum earnings before interest, taxes, depreciation, and amortization (“EBITDA”). The credit facility also includes a capital expenditure limit of $3,100 and $2,750 for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, as well as interim periods, the Company is in compliance with all covenant requirements. The 2018 DDTL had unused capacity of $510 and $7,507 as of December 31, 2020 and 2019, respectively. The 2018 Credit Facilities mature on August 31, 2023.
2020 Credit Facilities
On July 27, 2020, the Company entered into a $34,500 secured, unsubordinated credit facility with a financial institution, consisting of a $19,500 term loan and a $15,000 delayed draw term loan, with a maturity of July 27, 2026. At closing, $19,500 was funded and along with cash on the Company’s balance sheet, used to finance the acquisition of Incodema and Newchem as discussed in Note 3. The term loan credit facility resulted in issuance costs of $520, which were capitalized. The loan is secured by pledged equity interests and the assets of the Company, including, but not limited to, cash and deposits, inventory, property, plant, and equipment, and intangible assets. Under the agreements, the Company is subject to various financial covenants, including a fixed charge coverage ratio and total net leverage ratio, and required to make quarterly principal installments commencing on September 30, 2020 and March 31, 2021 through the end of the term in the amounts of $50 and $100 for the term loan and delayed draw term loan, respectively. Commencing with the year ending December 31, 2021, mandatory prepayments are required from the Company’s Excess Cash Flow, as defined by the Credit Agreement. Borrowing under the Term Loan Facility is in U.S. Dollars and bears interest at a variable interest rate based on LIBOR plus a net leverage-based margin, which was 7.738% per annum as of December 31, 2020.
On December 16, 2020, the Company entered into the first amendment to the 2020 Credit Facility. Pursuant to the amendment, the availability on the delayed draw term loan was increased to $40,500. The Company is charged a Commitment Fee of 0.5% for the initial 6 month period and 1.0% following the six month period on the unused portion of the delayed draw term loan. The amendment resulted in issuance costs of $692 of which

$660 were capitalized and $32 were expensed. Borrowings on the delayed draw term loan amount were not drawn until acquisitions of Dahlquist, Mark Two, and Majestic Metals beginning mid-December
as described in Note 3. The 2020 DDTL was fully drawn as of December 31, 2020.
The 2020 Credit Facilities mature on July 27, 2026.
Paycheck Protection Program Loan
During the year ended December 31, 2020, the Company received a Paycheck Protection Program (“PPP”) loan in the amount of $1,624 through the Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. At the time of submission of the application and at the time the PPP Loan was funded, the Company satisfied and the Company continues to satisfy all of the applicable criteria for the PPP Loan set forth in the Small Business Act (15 U.S.C. 636(a)) and the CARES Act. Under the terms of this program, the loan may be fully or partially forgiven if the loan proceeds are spent on qualifying expenses and if staffing level and salary maintenance requirements are met. The Company was permitted to use the funds on qualifying expenses over a covered period of up to 24 weeks. At the conclusion of the covered period, any balance that is not forgiven by the SBA will be repaid within two years from issuance date with interest accruing at a rate of 1.0 percent, with monthly payments of principal and interest beginning ten months after the conclusion of the covered period.
Additionally, the Company assumed additional PPP loans during the year ended December 31, 2020 in the amount of $991 through the acquisitions of Dahlquist and Mark Two as discussed in Note 3. For PPP loans assumed through these acquisitions (the “Assumed PPP Loans”), the applicable seller agreed to indemnify the Company of all losses which the Company may suffer, sustain or become subject to as a result of or related to any applicable Assumed PPP Loan. As such, an indemnification asset of $991 was recorded as of the acquisition of each company and the balance thereof is included in other assets.
Any request for forgiveness is subject to review and approval by the lender and the SBA, including review of qualifying expenditures and staffing and salary levels.
Subsequent to December 31, 2020, the Company has submitted requests for forgiveness. The Company expects to receive forgiveness for the entire loan balance in 2021. There can be no assurance that any portion of the PPP loans will be forgiven.

(in thousands)	As of December 31, 2020		As of December 31, 2019
Debt Description	Interest Rate	Amount	Interest Rate	Amount
2018 Term Loan, as amended	7.75%	$29,700	8.30%	$29,775
2018 DDTL	7.75%	2,990	8.30%	993
2020 Term Loan	3 month LIBOR + 7.50%	19,401		—
2020 DDTL	3 month LIBOR + 7.50%	40,500		—

Total principal long-term debt		92,591		30,768
Debt issuance costs		(1,867)		(862)
PPP and other loans		$2,615		—

Total debt		93,339		29,906
Less: current portion of long-term debt		2,853		309

Long-term debt, net of current portion		$90,486		$29,597

The balance of the above debt matures as follows:

2021	$2,853
2022	2,699
2023	31,614
2024	603
2025	603
Thereafter	56,834

Total	95,206
Interest on all debt is payable quarterly, with the unpaid amount due upon maturity. Interest expense associated with long-term debt for the years ended December 31, 2020 and 2019 was $3,665 and $1,616 respectively. Included in Interest expense, net on the accompanying Consolidated Statements of Comprehensive Loss is amortization of debt issuance costs of $205 and $56 that were expensed for the years ended December 31, 2020 and 2019, respectively.